Related Party Transactions and Balances (Details) - Schedule of Due to Related Parties - Related Party [Member] - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Due to Related Parties [Line Items]
Dividends payable	[1]		$ 9,304,898
Other payable
Other payable		552,343
Accounts payable
Total		552,343	9,380,129
Dividends payable	[1]	15,758,296	6,530,067
Other payable	[2]	10,655,787	11,819,953
Total		26,414,083	18,350,020
Mr. Zhu Jian [Member]
Schedule of Due to Related Parties [Line Items]
Dividends payable	[1]		6,940,190
Other payable
Other payable		478,880
Accounts payable
Dividends payable	[1]	6,912,634
Other payable	[2]		1,449,864
Mr. Wang Jun [Member]
Schedule of Due to Related Parties [Line Items]
Dividends payable	[1]		1,340,268
Accounts payable
Dividends payable	[1]	1,319,451
Mr. Tang Jing [Member]
Schedule of Due to Related Parties [Line Items]
Dividends payable	[1]		1,024,440
Accounts payable
Dividends payable	[1]	1,004,003
Other payable	[2]	1,447,908
Teng Xin [Member]
Other payable
Other payable		73,463
Skinist Shanghai [Member]
Accounts payable
Accounts payable			75,231
Healthy Great [Member]
Accounts payable
Dividends payable	[1],[3]	4,980,486	4,986,487
Smartest Star [Member]
Accounts payable
Dividends payable	[1]	1,111,877	1,113,217
Scenery [Member]
Accounts payable
Dividends payable	[1],[3]	429,845	430,363
Ying Tian [Member]
Accounts payable
Other payable	[2]	1,596,102
Jian Tong [Member]
Accounts payable
Other payable	[2]	2,935,253	2,783,738
Mr. Tang Yuhua [Member]
Accounts payable
Other payable	[2]	3,307,089	2,363,278
Mr. Wang Jixiang [Member]
Accounts payable
Other payable	[2]	1,369,435
Shi Lin [Member]
Accounts payable
Other payable	[2]		$ 5,223,073

[1]

As of December 31, 2022, the dividends payable represented the declared but unpaid dividends to the shareholders. The dividends payable was expected to be paid during the year ended December 31, 2023.

During the year ended December 31, 2023, the shareholders agreed to extend the payments of dividends to January 2025 and the Company classified the balance to “due to related parties, non-current”.

[2]	As of December 31, 2023, the other payables represented borrowings were interest free and repayable in January 2025.
[3]	For the year ended December 31, 2022, Healthy Great and Smartest Star designated $4,747,384 and $2,008,568, respectively, out of dividends payable due to these two shareholders as amount due to Skinist Global, which was controlled by Mr. Wang Jun. The dividends payable is expected to be paid in January 2025.